Provisions - Movement in non-current and current provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions.
Opening balance	€ 164	€ 165	€ 166
Net charges	25	9	29
Net cancellations	(39)	(15)	(20)
Transfers	7	4	(9)
Translation differences	(3)	1	(1)
Closing balance	€ 154	€ 164	€ 165